Credit Risk - Disclosure of Loan Modification by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Forborne assets, net of deferred income	£ 11.0	£ 5.4
Mortgages
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	542.0	555.0
–Net modification loss	2.0	2.0
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	338.0	260.0
Retail & Business Banking
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	31.0	23.0
–Net modification loss	16.0	24.0
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	1.0	3.0
Retail & Business Banking | Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	18.0	14.0
–Net modification loss	12.0	18.0
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	1.0	2.0
Retail & Business Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	13.0	9.0
–Net modification loss	4.0	6.0
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	0.0	1.0
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	10.0	15.0
Corporate & Commercial Banking | Simple forbearance
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	160.0	232.0
–Net modification loss	15.0	5.0
Corporate & Commercial Banking | Multiple forbearance
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	126.0	145.0
–Net modification loss	3.0	7.0
Consumer Finance
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	£ 2.0	£ 6.0